12. GOODWILL (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Total	$ 69,028,561	$ 31,021,819
Fetzer Vineyards
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Fetzer (at historical cost)	20,549,442	20,549,442
Foreign currency translation differences	7,232,046	4,032,319
Total	27,781,488	24,581,761
Southern Brewing Company S.A
Disclosure of reconciliation of changes in goodwill [line items]
Total	6,363,883	6,440,058
Excelsior Wine Compañy LLC
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Fetzer (at historical cost)	33,158,535	0
Foreign currency translation differences	1,724,655	0
Total	$ 34,883,190	$ 0